Net Earnings (Loss) per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loss per common share:
Net Earnings (Loss) per Share

16. Net Earnings (Loss) per Share

The Company uses the two-class method to calculate net income (loss) per share. No dividends were declared or paid for the three and nine months ended September 30, 2024 and 2023. Undistributed earnings for each period are allocated equally to common shareholders and participating securities based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. Under the two-class method, the undistributed losses will be allocated entirely to the common stock shareholders. Basic net earnings (loss) per common share are calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted net earnings per common share are calculated by dividing net income (loss) by the diluted weighted average number of common shares outstanding during the period. The diluted shares include the dilutive effect of stock-based awards based on the treasury stock method.

In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive.

The following table sets forth the computation of the Company’s basic and diluted net earnings (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Net loss	$(5,669)	$(6,342)	$(16,363)	$(23,657)
Weighted average common shares outstanding, basic and diluted	5,773,993	1,366,842	4,833,091	1,346,264
Net loss per share, basic and diluted	$(0.98)	$(4.64)	$(3.39)	$(17.57)

The following table sets forth the securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

September 30,	2024	2023
Common stock warrants	2,269,356	459,856
Common stock options and RSUs	1,775,444	82,719
Unit Purchase Options	20,182	20,812
Shares related to Series B-2 convertible preferred stock	6,636,981	-
Shares related to Series B-3 convertible preferred stock	10,026,859	-
Total	20,728,822	563,387

Common Stock warrants include Purchase Warrants, Inducement Warrants and warrants issued in the Company’s initial public offering.

22. Net Loss per Share

Basic net earnings (loss) per common share are calculated by dividing net income by the weighted average number of common shares outstanding during the period. As noted in ASC 260-10-45-13, shares issuable for little to no consideration should be included in the number of outstanding shares used for basic EPS. As such, the 2022 Pre-Funded Warrants are included in the outstanding shares for EPS purposes. Diluted net earnings per common share are calculated by dividing net income (loss) by the diluted weighted average number of common shares outstanding during the period. The diluted shares include the dilutive effect of stock-based awards based on the treasury stock method. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive.

The following table sets forth the computation of the Company’s basic and diluted net earnings (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	For years ended December 31,
	2023	2022
Net loss	$(20,131)	$(640)
Weighted average common shares outstanding, basic and diluted	1,546,297	1,056,988
Net loss per share, basic and diluted	$(13.02)	$(0.61)

The following table sets forth securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

December 31,	2023	2022
Common stock warrants	2,269,356	459,856
Common stock options and RSUs	104,257	104,127
Unit Purchase Options	20,182	20,182
Total	2,393,795	584,165